Equity (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stock Options [Member]
Summary of stock option activities
Number of Units, Beginning balance	2,330,134	273,859	273,859
Cancellation	(49,950)				128,050
Warrants expired					20,613
Number of Units, Ending Balance	2,280,184	2,330,134	273,859	273,859
Weighted Average Exercise Price, Beginning balance	$ 0.96	$ 1.29	$ 1.29
Weighted Average Exercise Price, Ending Balance	$ 0.96	$ 0.96	$ 1.29	$ 1.29
Weighted Average Remaining Contractual Term (in years), Outstanding	8 years 5 months 1 day	8 years 10 months 28 days	5 years 6 months 4 days	5 years 6 months 4 days
Aggregate Intrinsic Value, Beginning balance	$ 685,800
Aggregate Intrinsic Value, Ending Balance	1,609,035	685,800
Warrant [Member]
Summary of stock option activities
Number of Units, Beginning balance	12,770,636	5,364,557
warrants exercised	(2,211,158)
Warrants expired	(1,023,784)
Number of Units, Ending Balance	9,535,694	12,770,636	5,364,557
Weighted Average Exercise Price, Beginning balance	$ 0.97	$ 0.51
Weighted Average Exercise Price, exercised	$ 1.65
Weighted Average Exercise Price, expired	$ 1.65
Weighted Average Exercise Price, Ending Balance	$ 0.77	$ 0.97	$ 0.51
Weighted Average Remaining Contractual Term (in years), Outstanding	5 years 4 months 2 days	4 years 5 months 23 days	6 years 9 months 4 days
Aggregate Intrinsic Value, Beginning balance	6,114,768	3,261,367
Aggregate Intrinsic Value, Ending Balance	$ 9,691,302	$ 6,114,768	$ 3,261,367